Income Taxes (Details) ¥ in Millions	6 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income Taxes [Line Items]
Annual taxable income percentage					12.50%
Income tax reduced rate					20.00%
Cumulative tax effect rate	25.00%	25.00%
Unrecognized uncertain tax positions | $
PRC [Member]
Income Taxes [Line Items]
EIT rate of PRC	25.00%
Annual taxable income (in Yuan Renminbi)					¥ 1
Annual taxable income percentage					25.00%
Income tax reduced rate					20.00%
Minimum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)					¥ 1
Maximum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)					¥ 3
Latest Tax Year [Member]
Income Taxes [Line Items]
Cumulative tax effect rate	25.00%		25.00%
Latest Tax Year [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)				¥ 1
Annual taxable income percentage				25.00%
Income tax reduced rate				20.00%